February 15, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MassMutual Ascend Life Insurance Company

Registration Statement on Form S-1

Commissioners:

MassMutual Ascend Life Insurance Company (the “Company”) is filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement (the “Registration Statement”) for the Index Summit 6 Pro Annuity With Return of Premium Guarantee and the Index Summit 6 Pro Annuity, each a modified single premium deferred annuity contract (the “Contracts”). The Registration Statement includes a separate prospectus for each Contract and a single Part II.

The Company respectfully requests selective review of the Registration Statement in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). Except for the changes discussed below, the disclosure in the Registration Statement is not substantially different from the disclosure included in Pre-Effective Amendment No. 3 to the prior registration statement for the Contracts, as filed on April 29, 2022 (File No. 333-262810; Accession No. 0001193125-22-132742), which was reviewed by the Commission staff and declared effective by the Commission on May 2, 2022.

The changes made in the Registration Statement reflect:

•	The addition of eight new strategies to each of the Contracts

•	The removal of two indexed strategies from each of the Contracts

•	The addition of a Performance Lock feature to each of the Contracts

•	Changes to the Unavailable Indexed Strategies sections of each Contract

•	Other nonmaterial revisions.

In addition, multiple exhibits are included with the filing. The purpose of most of the exhibits is clear, but the purpose of Exhibits 4(a)(1) through 4(b)(9) may not be self-evident. Those exhibits were filed to update the branding in the documents to incorporate the Company’s new name.

The Company will separately provide a marked copy of the Registration Statement to facilitate the Commission Staff’s review. Other than the new and revised disclosures in the Registration Statement reflecting the changes listed above, the Company believes that there are no other disclosures in the Registration Statement that warrant particular attention by the Commission staff.

Please direct any questions or comments regarding the Registration Statement to the undersigned at 513.361.9401 or at jdomaschko@mmascend.com.

Sincerely,

/s/ John V. Domaschko
John V. Domaschko
Divisional Assistant Vice President
MassMutual Ascend Life Insurance Company

cc:	John V. Domaschko, MassMutual Ascend Life Insurance Company

John P. Gruber, MassMutual Ascend Life Insurance Company

Dodie Kent, Eversheds Sutherland (US) LLP

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